Financial Instruments - Summary of Maturity Analysis for Derivative Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Less than 1 month [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	$ 6,979	$ 213,624	$ (40,897)
Less than 1 month [member] | Forward exchange contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled	67	2,040	(8,820)
Gross settled	771	23,587	32,148
Less than 1 month [member] | Forward exchange contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	84,293	2,580,194	3,711,302
Less than 1 month [member] | Forward exchange contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(83,522)	(2,556,607)	(3,679,154)
Less than 1 month [member] | Swap contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	6,208	190,037	(73,045)
Less than 1 month [member] | Swap contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	461,830	14,136,620	12,116,531
Less than 1 month [member] | Swap contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(455,622)	(13,946,583)	(12,189,576)
1 to 3 months [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	18,619	569,944	(164,400)
1 to 3 months [member] | Forward exchange contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled	53	1,620
Gross settled	188	5,764	30,458
1 to 3 months [member] | Forward exchange contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	15,240	466,489	2,169,093
1 to 3 months [member] | Forward exchange contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(15,052)	(460,725)	(2,138,635)
1 to 3 months [member] | Swap contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	18,431	564,180	(194,858)
1 to 3 months [member] | Swap contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	301,029	9,214,500	14,434,880
1 to 3 months [member] | Swap contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(282,598)	(8,650,320)	(14,629,738)
3 months to 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	51,091	1,563,897	227,325
3 months to 1 year [member] | Forward exchange contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled			3,499
3 months to 1 year [member] | Forward exchange contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled			390,379
3 months to 1 year [member] | Forward exchange contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled			(386,880)
3 months to 1 year [member] | Swap contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	51,091	1,563,897	223,826
3 months to 1 year [member] | Swap contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	1,246,662	38,160,316	36,676,224
3 months to 1 year [member] | Swap contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	$ (1,195,571)	$ (36,596,419)	$ (36,452,398)